UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:DECEMBER 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.) [ ] is a restatement.
                                                         [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person y whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is rue, correct and complete, and that is understood that all required times, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  		Financial Op Principal
Phone:  	212-983-8100
Signature, Place, and Date of Signing:
Nancy J. O. Luburich New York, NY February 8, 2001

Report type (Check only one.):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $203,193,101

                                                      Form 13 F information Table
                                                    Value  Shares/   Sh/  Put/  Invstmt Other      Voting Authority
Name of Issuer   Title of Class     CUSIP         (x$1000) PRN AMT   PRN  Call  Dscretn Managers    Sole Shared None

Agilent Technology    COM        00846U101            3439    62823  SH          SOLE              62823      0     0
ALZA Corp.            COM        022615108            1870    44000  SH          SOLE              44000      0     0
American Express Corp COM        025816109            6299   114675  SH          SOLE             114675      0     0
American Int'l Group  COM        026874107            5185    52613  SH          SOLE              52613      0     0
Amgen Inc.            COM        031162100            2764    43230  SH          SOLE              43230      0     0
Liberty Media Group   COM        001957208            4808   354550  SH          SOLE             354550      0     0
Biogen Inc.           COM        090597105            1342    22350  SH          SOLE              22350      0     0
Boston Sci. Corp.     COM        101137107            3565   260526  SH          SOLE             260526      0     0
BP Amoco              COM        055622104             258     5395  SH          SOLE               5395      0     0
Bristol-Myers Squibb  COM        110122108             728     9850  SH          SOLE               9850      0     0
C.R. Bard, Inc.       COM        067383109            2903    62350  SH          SOLE              62350      0     0
Cardinal Health Inc.  COM        14149Y108            4582    46000  SH          SOLE              46000      0     0
Chase Manhattan Bank  COM        16161A108            5025   110595  SH          SOLE             110595      0     0
Chevron Corp.         COM        166751107             320     3800  SH          SOLE               3800      0     0
Cisco Systems Inc.    COM        17275R102            1869    48884  SH          SOLE              48884      0     0
CitiGroup             COM        172967101            7385   144633  SH          SOLE             144633      0     0
Coastal Corp.         COM        190441105             331     3750  SH          SOLE               3750      0     0
Comcast Corp. Cl A    COM        200300200            6361   152360  SH          SOLE             152360      0     0
Compaq Computer Corp. COM        204493100             374    24900  SH          SOLE              24900      0     0
Double Click          COM        258609304             811    73800  SH          SOLE              73800      0     0
EMC Corp              COM        268648102             292     4400  SH          SOLE               4400      0     0
Exxon Corp.           COM        30231G102             931    10711  SH          SOLE              10711      0     0
G.M. Hughes           COM        370442832             251    10918  SH          SOLE              10918      0     0
General Electric Co.  COM        369604103            6662   138975  SH          SOLE             138975      0     0
H&R Block             COM        093671105             581    14050  SH          SOLE              14050      0     0
Hewlett Packard Co    COM        428236103            4835   153200  SH          SOLE             153200      0     0
Home Depot            COM        437076102            2970    65025  SH          SOLE              65025      0     0
Intel Corp.           COM        458140100            5298   176250  SH          SOLE             176250      0     0
Intl Business Machine COM        459200101            4594    54050  SH          SOLE              54050      0     0
J.P. Morgan Chase     COM        46625H100             926     5600  SH          SOLE               5600      0     0
Johnson & Johnson     COM        478160104             792     7547  SH          SOLE               7547      0     0
Lehman Bros.          COM        524908100            9000   133100  SH          SOLE             133100      0     0
Lilly, Eli & Co.      COM        532457108             376     4050  SH          SOLE               4050      0     0
Lowes Companies Inc.  COM        548661107             965    21700  SH          SOLE              21700      0     0
M. Stanley D. Witter  COM        617446448            7905    99750  SH          SOLE              99750      0     0
Medtronic Inc.        COM        585055106            5675    94000  SH          SOLE              94000      0     0
Mellon Bank           COM        585509102             309     6300  SH          SOLE               6300      0     0
Merck & Co.           COM        589331107             688     7356  SH          SOLE               7356      0     0
Merrill Lynch & Co    COM        590188108            9597   140750  SH          SOLE             140750      0     0
Microsoft Corp.       COM        594918104            4220    97300  SH          SOLE              97300      0     0
Millenium Pharm       COM        599902103            5414    87500  SH          SOLE              87500      0     0
Motorola, Inc.        COM        620076109            4760   235090  SH          SOLE             235090      0     0
Network Appliances    COM        64120L104             288     4500  SH          SOLE               4500      0     0
Nortel Networks       COM        656568102             496    15500  SH          SOLE              15500      0     0
Novoste (novt)        COM        67010C100            1320    48000  SH          SOLE              48000      0     0
Omnicare, Inc.        COM        681904108            1163    53800  SH          SOLE              53800      0     0
Oracle Systems        COM        68389X105             348    12000  SH          SOLE              12000      0     0
Pepsico, Inc.         COM        713448108            5957   120200  SH          SOLE             120200      0     0
Pfizer, Inc.          COM        717081103             241     5251  SH          SOLE               5251      0     0
Ralston Purina Grp.   COM        751277302            5588   213900  SH          SOLE             213900      0     0
SBC Comm Inc.         COM        78387G103            3730    78130  SH          SOLE              78130      0     0
Sci. Atlanta Inc.     COM        808655104            5043   154900  SH          SOLE             154900      0     0
Time-Warner           COM        887315109            5305   101561  SH          SOLE             101561      0     0
Tyco International    COM        902124106            8205   147839  SH          SOLE             147839      0     0
Verizon Commun.       COM        92343V104            4322    86232  SH          SOLE              86232      0     0
Vertex Pharm.         COM        92532F100            2860    40000  SH          SOLE              40000      0     0
Viacom Inc. Cl. B     COM        925524308            7440   159155  SH          SOLE             159155      0     0
Vivendi Universal     COM        92851S204            2656    40680  SH          SOLE              40680      0     0
Vodafone              COM        92857W100             623    17400  SH          SOLE              17400      0     0
Wal Mart Stores Inc.  COM        931142103            4281    80600  SH          SOLE              80600      0     0
Wellpoint Hlth Ntwks  COM        94973H108            5572    48350  SH          SOLE              48350      0     0